Cover	12 Months Ended
Oct. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Registrant Name	Trio Petroleum Corp.
Entity Central Index Key	0001898766
Entity Tax Identification Number	87-1968201
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5401 Business Park South,
Entity Address, Address Line Two	Suite 115
Entity Address, City or Town	Bakersfield
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93309
City Area Code	(661)
Local Phone Number	324-3911
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5401 Business Park South
Entity Address, Address Line Two	Suite
Entity Address, City or Town	Bakersfield
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93309
City Area Code	(661)
Local Phone Number	324-3911
Contact Personnel Name	Robin Ross